TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Transactions With Related Parties
Schedule of transactions with related parties

	R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31, 2025	On December 31, 2024	On December 31, 2025	On December 31, 2024	On December 31, 2025	On December 31, 2024	On December 31, 2025	On December 31, 2024
Assets
Securities and derivative financial instruments	-	-	15,086	569,106	-	-	15,086	569,106
Loans and other assets	11	9	4,515,700	2,850,123	185,425	168,778	4,701,136	3,018,910
Liabilities
Customer and financial institution resources	5,434,015	3,984,694	1,171,315	1,135,148	400,505	457,928	7,005,835	5,577,770
Securities and subordinated debt securities issued	28,982,300	22,980,518	-	-	912,486	711,521	29,894,786	23,692,039
Other liabilities (4)	3,171,676	2,873,187	13,786,032	13,384,216	1,991	1,527	16,959,699	16,258,930

	Year ended on December 31 - R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Revenue and expenses
Net interest income	(4,477,481)	(2,955,759)	(202,736)	116,185	(202,548)	(134,856)	(4,882,765)	(2,974,430)
Income from services provided	132	120	434,790	165,045	345	85	435,267	165,250
Other expenses net of other operating revenues	193,150	108,791	(2,689,489)	(2,599,747)	(59,636)	(18,356)	(2,555,975)	(2,509,312)
(1)	Cidade de Deus Cia. Coml. de Participações, Fundação Bradesco, NCF Participações S.A., BBD Participações S.A., Nova Cidade de Deus Participações S.A. and NCD Participações Ltda.;
(2)	Companies listed in Note 13;
(3)	Members of the Board of Directors and the Board of Executive Officers; and
(4)	Includes interest on equity.

Schedule of remuneration based on shares

	R$ thousands
	Year ended December 31
	2025	2024	2023
Short, medium and long-term remuneration	1,166,743	611,936	647,189
Post-employment - Pension Plans	51,586	547,789	613,100
Total	1,218,329	1,159,725	1,260,289

Schedule of equity participation

Direct ownership	On December 31, 2025	On December 31, 2024
Common shares	0.32%	0.32%
Preferred shares	1.05%	0.93%
Total shares (1)	0.69%	0.63%
(1)	On December 31, 2025, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 2.10% of common shares, 1.09% of preferred shares and 1.59% of all shares (on December 31, 2024 – 1.62% of common shares, 0.96% of preferred shares and 1.29% of all shares).